UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09419

Pax World High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

222 State Street Portsmouth, NH		03801-3853
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 222 State Street Portsmouth, NH 03801-3853
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1.    Schedule of Investments.

Schedule of Investments (Unaudited)

September 30, 2006

PAX WORLD High Yield Fund, Inc.

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

PREFERRED STOCKS: 2.2%

FINANCIALS: 2.2%
Health Care REIT, Inc. Preferred Series F	40,000	$1,028,400
Nationwide Health Properties, Inc. Preferred Convertible Series B	5,000	608,150
TOTAL PREFERRED STOCKS (Cost $1,492,800)		1,636,550

	PRINCIPAL AMOUNT

CORPORATE BONDS: 91.3%

CONSUMER DISCRETIONARY: 18.3%
Blockbuster, Inc. 9.500%, due September 1, 2012	$1,000,000	922,500
Brookstone Co., Inc. 12.000%, due October 15, 2012	750,000	686,250
Brown Shoe Co., Inc. 8.750%, due May 1, 2012	750,000	787,500
FTD, Inc. 7.750%, due February 15, 2014	716,000	708,840
Gregg Appliances, Inc. 9.000%, due February 1, 2013	1,000,000	917,500
Harry & David Holdings, Inc. 9.000%, due March 1, 2013	750,000	703,125
Interactive Health LLC, 144A 7.250%, due April 1, 2011 (a)(b)	1,211,000	968,800
Leslie’s Poolmart, Inc. 7.750%, due February 1, 2013	1,500,000	1,485,000
Levi Strauss & Co. 8.875%, due April 1, 2016	750,000	750,000
Linens ‘n Things, Inc., 144A 11.132%, due January 15, 2014 (a)	250,000	242,500
Perry Ellis International, Inc. 8.875%, due September 15, 2013	860,000	851,400
Quiksilver, Inc. 6.875%, due April 15, 2015	1,000,000	952,500
Riddell Bell Holdings, Inc. 8.375%, due October 1, 2012	1,025,000	1,009,625
Steinway Musical Instruments, 144A 7.000%, due March 1, 2014 (a)	600,000	591,000
Uno Restaurant Corp., 144A 10.000%, due February 15, 2011 (a)	750,000	630,000
VICORP Restaurants, Inc. 10.500%, due April 15, 2011	680,000	647,700
Vitamin Shoppe Industries, Inc., 144A 12.905%, due November 15, 2012 (a)	750,000	772,500
Windstream Corp., 144A 8.625%, due August 1, 2016 (a)	250,000	268,750
		13,895,490
CONSUMER STAPLES: 11.5%
Chattem, Inc. 7.000%, due March 1, 2014	1,000,000	971,250
Chiquita Brands International, Inc. 8.875%, due December 1, 2015	750,000	695,625
Dean Foods Co. 6.900%, due October 15, 2017	1,000,000	980,000
Fage Dairy Industry SA, 144A 7.500%, due January 15, 2015 (a)(c)(d)(GR)	900,000	1,128,941

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

CONSUMER STAPLES, continued
Foodcorp Ltd., 144A 8.875%, due June 15, 2012 (a)(c)(SA)	$750,000	$984,790
Jafra Cosmetics International, Inc. 10.750%, due May 15, 2011	1,860,000	2,004,150
NBTY, Inc. 7.125%, due October 1, 2015	1,250,000	1,215,625
Pinnacle Foods Group, Inc. 8.250%, due December 1, 2013	750,000	754,688
		8,735,069
ENERGY: 12.1%
Allis-Chalmers Energy, Inc., 144A 9.000%, due January 15, 2014 (a)	750,000	755,625
Compagnie Generale de Geophysique 7.500%, due May 15, 2015	1,515,000	1,507,425
Copano Energy LLC 8.125%, due March 1, 2016	540,000	549,450
Denbury Resources, Inc. 7.500%, due December 15, 2015	1,000,000	1,005,000
FPL Energy National Wind FDG LLC, 144A (b) 6.125%, due March 25, 2019 (a)	911,870	888,833
LPG International, Inc. 7.250%, due December 20, 2015	1,000,000	992,500
Range Resources Corp. 7.500%, due May 15, 2016	1,000,000	1,010,000
SESI LLC, 144A 6.875%, due June 1, 2014 (a)	750,000	746,250
VeraSun Energy Corp. 9.875%, due December 15, 2012	750,000	787,500
Whiting Petroleum Corp. 7.000%, due February 1, 2014	1,000,000	980,000
		9,222,583
FINANCIALS: 4.9%
E*Trade Financial Corp. 7.375%, due September 15, 2013	600,000	616,500
FTI Consulting, Inc. 7.625%, due June 15, 2013	500,000	507,500
FTI Consulting, Inc., 144A 7.750%, due October 1, 2016 (a)	250,000	253,750
LaBranche & Co., Inc. 11.000%, due May 15, 2012	500,000	537,500
Ship Finance International Ltd. 8.500%, due December 15, 2013	1,000,000	970,000
Thornburg Mortgage, Inc. 8.000%, due May 15, 2013	875,000	866,250
		3,751,500
HEALTH CARE: 9.4%
Alliance Imaging, Inc. 7.250%, due December 15, 2012	925,000	869,500
Concentra Operations Corp. 9.500%, due August 15, 2010	1,250,000	1,306,250
Mylan Laboratories, Inc. 6.375%, due August 15, 2015	750,000	730,313
Select Medical Corp. 7.625%, due February 1, 2015	1,250,000	1,059,375
Universal Hospital Services, Inc. 10.125%, due November 1, 2011	1,645,000	1,735,475

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

HEALTH CARE, continued
U.S. Oncology, Inc. 10.750%, due August 15, 2014	$1,305,000	$1,435,500
		7,136,413
INDUSTRIALS: 14.6%
Buhrmann U.S., Inc. 8.250%, due July 1, 2014	1,000,000	992,500
Case Corp. 7.250%, due January 15, 2016	1,000,000	1,013,750
Da-Lite Screen Co., Inc. 9.500%, due May 15, 2011	1,250,000	1,321,875
Desarrolladora Homex SA 7.500%, due September 28, 2015	1,000,000	985,000
Interline Brands, Inc. 8.125%, due June 15, 2014	500,000	508,750
Kimball Hill, Inc. Series B 10.500%, due December 15, 2012	500,000	453,750
Knowledge Learning Corp., Inc., 144A 7.750%, due February 1, 2015 (a)	750,000	705,000
PHI, Inc., 144A 7.125%, due April 15, 2013 (a)	750,000	714,375
Ply Gem Industries, Inc. 9.000%, due February 15, 2012	1,000,000	802,500
RathGibson, Inc., 144A 11.250%, due February 15, 2014 (a)	745,000	771,075
TDS Investor Corp., 144A 7.869%, due September 1, 2014 (a)(c)(US)	500,000	608,952
TDS Investor Corp., 144A 9.875%, due September 1, 2014 (a)	500,000	485,000
Ultrapetrol Bahamas Ltd. 9.000%, due November 24, 2014	750,000	693,750
Urbi Desarrollos Urbanos SA, 144A 8.500%, due April 19, 2016 (a)	1,000,000	1,045,000
		11,101,277
INFORMATION TECHNOLOGY: 3.8%
Dycom Industries, Inc. 8.125%, due October 15, 2015	1,000,000	1,015,000
IKON Office Solutions, Inc. 6.750%, due December 1, 2025	1,000,000	854,386
Stats Chippac Ltd. 7.500%, due July 19, 2010	1,000,000	1,000,000
		2,869,386
MATERIALS: 5.9%
Adaro Finance BV, 144A 8.500%, due December 8, 2010 (a)	750,000	765,937
Blue Ridge Paper Products, Inc. 9.500%, due December 15, 2008	500,000	462,500
Cellu Tissue Holdings, Inc. 9.750%, due March 15, 2010	1,250,000	1,234,375
CSN Islands IX Corp., 144A 10.000%, due January 15, 2015 (a)	750,000	873,750
Russell Stanley Holdings, Inc., 144A 9.000%, due November 30, 2008 (a)(b)(e)	36,532	8,768
WII Components, Inc. 10.000%, due February 15, 2012	1,175,000	1,166,187
		4,551,517

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

TELECOMMUNICATION SERVICES: 9.7%
Axtel SA 11.000%, due December 15, 2013	$650,000	$731,250
Cell C (PTY) Ltd., 144A 8.625%, due July 1, 2012 (a)(c)(SA)	1,000,000	1,265,479
City Telecom Ltd. 8.750%, due February 1, 2015	675,000	550,125
Digicel Ltd., 144A 9.250%, due September 1, 2012 (a)	750,000	781,875
Millicom International Cellular SA 10.000%, due December 1, 2013	1,500,000	1,618,125
Nordic Telephone Co. Holdings ApS , 144A 8.875%, due May 1, 2016 (a)	750,000	792,187
Wind Acquisition Finance SA, 144A 10.750%, due December 1, 2015 (a)	1,500,000	1,663,125
		7,402,166
UTILITIES: 1.1%
Ormat Funding Corp. 8.250%, due December 30, 2020	780,600	796,212
TOTAL CORPORATE BONDS (Cost $70,278,927)		69,421,613

CERTIFICATES OF DEPOSIT: 1.0%
Shore Bank 4.710%, due December 28, 2006	200,000	200,000
Shore Bank 4.850%, due November 30, 2006	100,000	100,000
Shore Bank & Trust Co. 4.260%, due November 6, 2006	100,000	100,000
Shore Bank Chicago 4.450%, due January 13, 2007	100,000	100,000
Shore Bank Cleveland 4.450%, due December 27, 2006	100,000	100,000
Shore Bank Pacific 4.500%, due October 18, 2006	200,000	200,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $800,000)		800,000

	NUMBER OF SHARES

MONEY MARKET SHARES: 3.8%
Pax World Money Market Fund (f) (Cost $2,897,004)	2,897,004	2,897,004
TOTAL INVESTMENTS: 98.3% (Cost $75,468,731)		74,755,167

Other assets and liabilities (Net): 1.7%		1,258,365
Net Assets: 100.0%		$76,013,532

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Principal amount is Euro currency; value is in U.S. dollars.
(d)	Fair valued security.
(e)	Non-income producing – security in default.
(f)	Affiliate – security is managed by Pax World Management corp., the Fund’s Adviser.
GR	Greece
SA	South Africa
US	United States

Valuation of Investments

Portfolio securities and other types of investments for which market quotations are readily available are valued at market value, which is generally determined on the basis of last reported sales price. If no sales are reported, market value is generally determined based on quotes or closing prices (such as the NASDAQ Official Closing Price) obtained from a quotation reporting system, established market makers, or reputable pricing services. Portfolio debt securities having a remaining maturity of more than 60 days are valued based on quotes obtained from reputable pricing services, which quotes reflect broker-dealer supplied market valuations and, if necessary, electronic data processing techniques. If the pricing services are unable to provide such quotes, the mean between the last reported bid and asked prices is used. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtainedfrom pricing services (normally determined at 12:00 p.m. Eastern time). Portfolio debt securities having remaining maturities of 60 days or fewer are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty invaluation, it may result at times in determinations of value that are higher or lower than the price a Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments valued based on amortized cost during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of a Fund’s portfolio.

Certain securities and assets are valued at fair value as determined in good faith by the Directors or by persons acting at their direction. The fair value of any securities from time to time held by any Fund for which no market quotes are readily available is determined in accordance with procedures approved by the Directors. The Directors, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Fund could reasonably expect to receive upon a security’scurrent sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connectionwith such disposition). At September 30, 2006, the total market value of fair valued securities was $1,128,941 representing 1.49% of the Fund’s total net assets.

Federal Income Tax Cost

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2006, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2006 was $75,468,731, $1,034,908, $(1,748,472) and $(713,564), respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed by a fund’s adviser. At September 30, 2006, the Fund held the following security of an affiliated company:

PaxWorld Money Market Fund, Inc.

Value at 6/30/06	Purchased Cost	Sold Cost	Value at 9/30/06	Dividends from non controlled affiliate for the three months ended 9/30/06
$1,980,648	$20,415,356	$19,499,000	$2,897,004	$26,372

Illiquid and Restricted Securities

The Fund may purchase certain restricted securities and limited amounts of illiquid securities. The Fund may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Directors. At September 30, 2006, the Fund held $18,712,262 or 24.62% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2006, the Fund held $1,866,401 of illiquid securities, representing 2.46% of net assets. The Fund will classify as “illiquid” all restricted securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.           Controls and Procedures.

(a)                                  It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World High Yield Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World High Yield Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2006

By:	/s/ Janet Lawton Spates
Janet Lawton Spates, Treasurer (Principal Financial Officer)

Date:	/s/ November 27, 2006